Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 18—Stock-Based Compensation

        The Company's 2013 Equity Incentive Plan provides for awards of Stock Options, time-based and performance-based restricted stock units, stock appreciation rights, performance units and stock grants. The Company estimates the value of the Stock Options, time-based restricted stock units and performance-based restricted stock units awarded with reference to the value of its underlying common stock on the date of the award. The Company amortizes the fair value of previously granted stock-based awards to compensation expense over the vesting period using the graded vesting method. Compensation costs are fixed, except for the performance-based restricted stock units, at the estimated fair value of the award date as all grantees are employees and directors of the Company. Expense relating to awards is included in Compensation in the consolidated statements of income.

        Following is a summary of the stock-based compensation expense by instrument awarded for the periods presented:

	Quarter ended June 30,
	2013	2012
	(in thousands)
Stock Options	$198	$—
Performance-based RSUs	282	—
Time-based RSUs	65	—

	$545	$—

        The Stock Option award agreements provide for the award of Stock Options to purchase the optioned common stock. In general, and except as otherwise provided by the agreement, one-third of the optioned common stock will vest in a lump sum on each of the first, second, and third anniversaries of the grant date, subject to the recipient's continued service through each anniversary. Each Stock Option will have a term of ten years from the date of grant but will expire (1) immediately upon termination of the holder's employment or other association with the Company for cause, (2) one year after the holder's employment or other association is terminated due to death or disability and (3) three months after the holder's employment or other association is terminated for any other reason.

        The fair value of each Stock Option award is estimated on the date of grant using a variant of the Black Scholes model based on the assumptions noted in the following table. Expected volatilities are based on the historical volatilities of comparable companies' common shares.

        The Company uses historical data to estimate share option exercise and employee departure behavior used in the option-pricing model; groups of employees (executives and non-executives) that have similar historical behavior are considered separately for valuation purposes. The expected term of common stock options granted is derived from the option pricing model and represents the period of time that common stock options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the common stock option is based on the U.S. Treasury yield curve in effect at the time of grant.

        The Company made its first Stock Option awards on June 13, 2013. Following are the key assumptions used to estimate the value of such options:

Quarter ended June 30, 2013
Expected volatility	45%
Expected dividends	0%
Risk-free rate	0.03%-2.30%

        The table below summarizes Stock Option award activity and compensation expense:

Quarter ended June 30, 2013
Number of Stock Options:
Outstanding at beginning of period	—
Granted	423,407
Exercised	—
Expired or canceled	—

Outstanding at end of period	423,407

Weighted-average exercise price:
Outstanding at beginning of period	$—
Granted	21.03
Exercised	—
Expired or canceled	—
Outstanding at end of period	$21.03
Exercisable at end of period	—
Available for future grant	—
Weighted-average remaining contractual term (in years):
Outstanding at end of period	10
Exercisable at end of period	—
Aggregate intrinsic value (in thousands):
Outstanding at end of period	$102
Exercisable at end of period	$—

        The RSU award agreements provide for the award recipient of performance-based RSUs to obtain, for each RSU, a variable number of the Company's Class A Common Stock and time-based RSUs to obtain, for each RSU, one share of the Company's Class A Common Stock. One-third of all time-based RSUs vest in a lump sum on each of the first, second, and third anniversaries of the vesting commencement date, subject to the recipient's continued service through each anniversary. The number of shares received upon vesting of performance-based RSUs is determined based on the attainment of the performance goals, subject to conditions including continued employment throughout the performance period. The performance-based RSUs vest in full on the date the compensation committee of the Company's board of directors determines that the goals based on the performance components have been satisfied.

        Compensation expense related to performance-based and time-based RSUs is based on the fair value of the underlying stock on the award date and is recognized over the vesting period using the graded vesting method. This amount is included in the compensation expense on the accompanying consolidated statements of income for the three months ended June 30, 2013.

        The table below summarizes RSU award activity and compensation expense:

	Quarter ended June 30, 2013
	Time-based	Performance-based
Number of units
Outstanding at beginning of period	—	—
Granted	70,826	499,364
Vested	—	—
Expired or canceled	—	—

Outstanding at end of period	70,826	499,364

Weighted-average grant date fair value:
Outstanding at beginning of period	$—	$—
Granted	$17.51	$17.55
Vested	$—	$—
Expired or canceled	$—	$—
Outstanding at end of period	$17.51	$17.55
Compensation expense recorded during the period (in thousands)	$65	$283
Period end:
Units available for future awards	—	—
Unamortized compensation cost (in thousands)	$1,175	$8,480

Note 21—Stock-Based Compensation

        The Company has three equity based compensation plans:

  •
  A common equity compensation plan by which it may award up to 15% of PennyMac's total equity in the form of common units to key members of the Company's management. Common units are subordinate to PennyMac's preferred units. The common units vest over a three-or four-year period. Vesting of four-year awards starts on the grantees' date of hire and awards are 25% vested on the second anniversary, 50% on the third anniversary, and 100% on the fourth anniversary. Vesting of three-year awards begins on the award date. The common units have a strike price equal to zero on the date of grant. Several key management members of the Company have received common units. Unvested common units under this plan have the rights to participate in PennyMac's distributed and undistributed earnings. However, undistributed earnings allocable to these unvested common units are forfeitable.

  •
  A Class C common equity plan by which it may award up to 3% of PennyMac's total equity to key members of the management of its correspondent lending group. Class C common units vest over 4 years and upon the satisfaction of certain performance thresholds. Vesting occurs 12.5%, 12.5%, 25% and 50% on each successive year anniversary of the award date. The Class C common units have a strike price equal to zero on the date of grant. Unvested common units under this plan have the rights to participate in PennyMac's distributed and undistributed earnings. However, undistributed earnings allocable to these unvested common units are forfeitable; and

  •
  The 2011 Equity Incentive Plan by which it will grant common units of PennyMac to key employees and vest immediately. The first units earned under the 2011 Equity Incentive Plan will not be issued until 2013. Common units granted under the 2011 Equity Incentive Plan participate in PennyMac's profits and losses after the grant date. Common units granted under the 2011 Equity Inventive Plan participate in PennyMac's profits and losses after the grant date. The equity incentive plan common units have a strike price equal to zero on the date of grant. Common units under this plan have the rights to participate in PennyMac's distributed and undistributed earnings.

        The table below summarizes common unit activity under the common equity compensation plan and compensation expense for the years presented:

	As of and for the Year ended December 31,
	2012	2011	2010
	(dollar amounts in thousands)
Number of units
Outstanding at beginning of year	12,174	9,588	6,348
Granted	324	6,933	4,667
Vested	(5,350)	(3,849)	(715)
Expired or canceled	(3,615)	(498)	(712)

Outstanding at end of year	3,533	12,174	9,588

Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$398	$393	$313
Granted	$433	$411	$500
Vested	$416	$408	$338
Expired or canceled	$226	$447	$318
Outstanding at end of year	$397	$398	$393
Units available for future awards	$—	$311	$311
Compensation expense recorded during the year	$1,029	$1,160	$1,292
Unamortized costs at year end	$426	$1,189	$2,067

        As of December 31, 2012, the weighted-average remaining vesting term of unvested units was approximately seven months.

  Class C Awards

        The Company issued Class C units of PennyMac initially during November 2011 and periodically during 2012 as awards to employees of the Company's correspondent lending group. The Class C units are subject to the participation preferences and other rights of the preferred units and common units as described above. Class C units have partially vested and there were no cancelled or forfeited units as of December 31, 2012.

        The following is the activity for the Class C Units:

	As of and for the year ended December 31,
	2012	2011	2010
Units outstanding, beginning of year	2,932	—	—
Granted	88	2,932	—
Vested	(367)	—	—

Units outstanding, end of year	2,653	2,932	—

Weighted average grant date fair value:
Outstanding, beginning of year	$196	$—	$—
Granted	$1,446	$196	$—
Vested	$198	$—	$—
Outstanding, end of year	$439	$196	$—
Units available for future awards	—	610	—
Compensation expense recorded during the year	$375,000	$19,000	$—
Unamortized costs at year end	$1,082,000	$575,000	$—

  2011 Incentive Plan

        The Company has 2011 Incentive Plan Common Unit awards (2011 unit awards) where the terms and conditions were communicated to employees and key members of management of the Company during 2012. The 2011 unit awards are subject to the participation preferences and other rights of the preferred units and common units as described in Note 4 along with performance metrics established for the 2012 vesting period in accordance with the 2011 Incentive Plan agreement. The service period for these awards precedes the grant date which is expected to be established on January 1, 2013. At each reporting period, the Company assesses the probability of the likelihood that the performance metrics will be achieved and the 2011 unit awards will become eligible to vest. These performance metrics became probable of being achieved during 2012 and the Company is recording expense relating to the estimated fair values of the unit awards over the service period.

        The following is the activity for the 2011 unit awards during the year end December 31, 2012:

Estimated number of awards
Outstanding at beginning of year	—
Granted	3,545
Vested	—
Expired or canceled	—

Outstanding at end of year	3,545

Weighted average service period fair value:
Outstanding at beginning of year	$—
Granted	4,557
Vested	—
Expired or canceled	—

Outstanding at end of year	$4,557

Units available for future awards	2,525
Compensation expense recorded during the year	$18,129,000
Unamortized costs at year end	$—

        The Company did not award any common units under the 2011 Equity Incentive Plan during the year ended December 31, 2011.

        The Class C Unit and Common Unit awards contain certain repurchase provisions which could result in an award being settled in cash at the option of the Company alone, in the event of certain types of termination scenarios. The Company established a policy that settlement will not occur until the point in time where the unit holder has borne sufficient risks and rewards of equity ownership, assumed as six months and one day post vesting.

  Valuation of Stock Based Compensation Awards

        The valuation of Stock Based Compensation Awards during 2011 and 2012 was estimated using the income approach, specifically a discounted cash flow analysis, and the market approach to determine the value of the Company. The discounted cash flow analysis was developed based on the Company's forecasts. The market approach was developed by applying market multiples of comparable peer companies in the Company's industry or similar lines of business. The values determined by the income and the market approach were combined by weighting the income and market approaches equally. The primary assumptions used in the determination of the fair value of the Company using the discounted cash flow method were the discount rate, terminal capitalization rate, and growth rate assumptions.

        The aggregate value was then allocated to each class of units utilizing the options pricing model using the following assumptions:

Assumption	May 1, 2012	January 1, 2012	November 1, 2011	October 1, 2011
Time to liquidity event	0.67 years	1.00 years	1.17 years	1.25 years
Risk-free rate	0.08%	0.15%	0.15%	0.16%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	40.00%	40.00%	40.00%	40.00%

        The value derived from the options pricing model was reduced by the following in the determination of fair values of the awards at each of the following dates:

Assumption	May 1, 2012	January 1, 2012	November 1, 2011	October 1, 2011
Lack of marketability discount	20%	20% to 25%	25% to 30%	20%
Lack of control discount	17%	17%	17%	17%